Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating losses	$ 241,702	$ 266,547
Provisions not currently deductible for tax purposes	132,365	160,202
Depreciation and amortization	72,101	118,122
Jackpot timing differences	51,438	83,989
Inventory reserves	9,913	15,974
Deferred revenue	5,317	9,129
Stock-based compensation	2,402	7,468
Credit carryforwards	0	38,618
Other	4,155	15,897
Gross deferred tax assets	519,393	715,946
Valuation allowance	(184,554)	(151,653)	$ (139,663)	$ (77,631)
Net deferred tax assets	334,839	564,293
Deferred tax liabilities:
Acquired intangible assets	635,471	1,115,345
Depreciation and amortization	138,764	144,115
Other	10,518	35,381
Total deferred tax liabilities	784,753	1,294,841
Net deferred income tax liability	(449,914)	(730,548)
Deferred income taxes - non-current asset	41,546	31,376
Deferred income taxes - non-current liability	$ (491,460)	$ (761,924)